                                   EXHIBIT 99

DaimlerChrysler Auto Trust 2006-B monthly distribution report to holders of Asset Backed Notes for the distribution period covered by this report.

DAIMLERCHRYSLER FINANCIAL SERVICES AMERICAS LLC     DISTRIBUTION DATE: 08-DEC-06

DAIMLERCHRYSLER AUTO TRUST 2006-B
MONTHLY SERVICER'S CERTIFICATE (KP)                                  PAGE 1 OF 2


Payment Determination Statement Number                      7
Distribution Date                                    8-Dec-06
Record Date                                          7-Dec-06

DATES COVERED                              FROM AND INCLUDING   TO AND INCLUDING
-------------                              ------------------   ----------------
Collections Period                                   1-Nov-06          30-Nov-06
Accrual Period                                       8-Nov-06           7-Dec-06
30/360 Days                                                30
Actual/360 Days                                            30

                                                   NUMBER OF
COLLATERAL POOL BALANCE DATA                        ACCOUNTS        $ AMOUNT
----------------------------                       ---------   -----------------
Pool Balance - Beginning of Period                    85,819   $1,274,626,486.48
Collections of Installment Principal                               29,068,745.94
Collections Attributable to Full Payoffs                           19,122,902.19
Principal Amount of Repurchases                                             0.00
Principal Amount of Gross Losses                                    2,235,009.30
                                                               -----------------
Pool Balance - End of Period(EOP)                     83,359   $1,224,199,829.05
                                                               =================

POOL STATISTICS                                                  END OF PERIOD
---------------                                                -----------------
Initial Pool Balance (Pool Balance at the Purchase Date)       $1,624,999,894.17
Pool Factor (Pool Balance as a % of Initial Pool Balance)                  75.34%
Ending Overcollateralization(O/C) Amount                       $  121,637,953.22
Coverage Ratio (Ending Pool Balance as a % of Ending Notes)              111.032%
Cumulative Net Losses                                          $    4,476,706.12
Net Loss Ratio (3 mos weighted avg.)                                       0.982%
Cumulative Recovery Ratio                                                 47.626%

                                                                                                          # OF
                                                                      $ AMOUNT     % OF EOP POOL BAL.   ACCOUNTS
                                                                   -------------   ------------------   --------
Delinquency Information:(1)
   31-60 Days Delinquent                                           15,059,579.06                1.230%       964
   61-90 Days Delinquent                                            2,166,317.35                0.177%       116
   91-120 Days Delinquent                                             317,117.67                0.026%        17
   121 Days or More Delinquent Repossessions                        2,659,827.94                0.217%       149

(1) A receivable is not considered past due if the amount past due is less than 10% of the scheduled monthly payment.

60+ Days Delinquency Amount                                         5,143,262.96
60+ Days Delinquency Ratio (3 mo. Weighted Avg.)                         0.40038%

                                                                   CURRENT MONTH   PRIOR MONTH
                                                                   -------------   -----------
Weighted Average A.P.R.                                                    7.156%        7.159%
Weighted Average Remaining Term (months)                                   44.55         45.38
Weighted Average Seasoning (months)                                        19.87         18.98

CASH SOURCES
   Collections of Installment Principal                        $   29,068,745.94
   Collections Attributable to Full Payoffs                        19,122,902.19
   Principal Amount of Repurchases                                          0.00
   Recoveries on Loss Accounts                                      1,175,054.64
   Collections of Interest                                          7,475,847.73
   Investment Earnings                                                181,176.53
   Reserve Account                                                  3,780,500.00
                                                               -----------------
   TOTAL SOURCES                                               $   60,804,227.03
                                                               =================
CASH USES
   Servicer Fee                                                $    1,062,188.74
   A Note Interest                                                  4,915,488.78
   Priority Principal Distribution Amount                                   0.00
   B Note Interest                                                    207,247.50
   Reserve Fund                                                     3,780,500.00
   Regular Principal Distribution Amount                           50,419,357.45
   Distribution to Certificateholders                                 419,444.56
                                                               -----------------
   TOTAL CASH USES                                             $   60,804,227.03
                                                               =================
ADMINISTRATIVE PAYMENT
Total Principal and Interest Sources                           $   60,804,227.03
Investment Earnings in Trust Account                                 (181,176.53)
Daily Collections Remitted                                        (58,343,705.52)
Cash Reserve in Trust Account                                      (3,780,500.00)
Servicer Fee (withheld)                                            (1,062,188.74)
O/C Release to Seller                                                (419,444.56)
                                                               -----------------
   PAYMENT DUE TO/(FROM) TRUST ACCOUNT                            ($2,982,788.32)
                                                               =================
O/C RELEASE (Prospectus pg S31-S32)
Pool Balance                                                   $1,224,199,829.05
Yield Supplement O/C Amount                                       (63,608,380.81)
                                                               -----------------
Adjusted Pool Balance                                          $1,160,591,448.24
Total Securities                                               $1,102,561,875.83
                                                               -----------------
Adjusted O/C Amount                                            $   58,029,572.41
Target Overcollateralization Amount                            $   58,029,572.41
O/C Release Period?                                                          Yes
O/C Release                                                    $      419,444.56

                                                                                            Principal
                                                                              Principal        per         Interest     Interest
NOTES                                Beginning Balance    Ending Balance       Payment      $1000 Face     Payment     $1000 Face
-----                                -----------------  -----------------  --------------  -----------  -------------  ----------
Class A-1 312,200,000.00 @ 5.1201%                0.00               0.00            0.00    0.0000000           0.00   0.0000000
Class A-2 450,000,000.00 @ 5.30%        402,981,233.28     352,561,875.83   50,419,357.45  112.0430166   1,779,833.78   3.9551862
Class A-3 570,000,000.00 @ 5.33%        570,000,000.00     570,000,000.00            0.00    0.0000000   2,531,750.00   4.4416667
Class A-4 134,700,000.00 @ 5.38%        134,700,000.00     134,700,000.00            0.00    0.0000000     603,905.00   4.4833333
Class B 45,300,000.00 @ 5.49%            45,300,000.00      45,300,000.00            0.00    0.0000000     207,247.50   4.5750000
                                     -----------------  -----------------  --------------               -------------
   Total Notes                       $1,152,981,233.28  $1,102,561,875.83  $50,419,357.45               $5,122,736.28
                                     =================  =================  ==============               =============

* Class A-1 Interest is computed on an Actual/360 Basis. Days in current period 30